--------------------------------------------------------------------------------

Scudder Variable Series I


o   Money Market Portfolio

o   Bond Portfolio

o   Growth and Income Portfolio

o   Capital Growth Portfolio

o   Global Discovery Portfolio

o   International Portfolio

o   Health Sciences Portfolio



Supplement to the currently effective prospectuses for each of the portfolios listed above:


Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the Web site for all Scudder funds will change to www.dws-scudder.com.

The new portfolio names will be as follows:

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Current Name                              New Name, Effective February 6, 2006
--------------------------------------------------------------------------------
Money Market Portfolio                    Money Market VIP
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Bond Portfolio                            DWS Bond VIP
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Growth and Income Portfolio               DWS Growth & Income VIP
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Capital Growth Portfolio                  DWS Capital Growth VIP
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Global Discovery Portfolio                DWS Global Opportunities VIP
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International Portfolio                   DWS International VIP
--------------------------------------------------------------------------------
Health Sciences Portfolio                 DWS Health Care VIP
--------------------------------------------------------------------------------


Also effective February 6, 2006, the Scudder service providers to the portfolios will change their names. The new service provider names will be as follows:

--------------------------------------------------------------------------------
Current Name                             New Name, Effective February 6, 2006
--------------------------------------------------------------------------------
Scudder Distributors, Inc.               DWS Scudder Distributors, Inc.
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Scudder Fund Accounting Corporation      DWS Scudder Fund Accounting Corporation
--------------------------------------------------------------------------------
Scudder Investments Service Company      DWS Scudder Investments Service Company
--------------------------------------------------------------------------------
Scudder Service Corporation              DWS Scudder Service Corporation
--------------------------------------------------------------------------------
Scudder Trust Company                    DWS Trust Company
--------------------------------------------------------------------------------



               Please Retain This Supplement for Future Reference






December 31, 2005